Total
Cambria Foreign Shareholder Yield ETF
Cambria Foreign Shareholder Yield ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

2.	In the "Performance" section of the Foreign Shareholder Yield ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018
Average Annual Total Returns -	Label	1 Year	5 Years	Since Inception	Inception Date
Cambria Foreign Shareholder Yield ETF	Return Before Taxes	(13.66%)	0.33%	0.89%	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(14.29%)	(0.68%)	(0.12%)	Dec. 02, 2013
Cambria Foreign Shareholder Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(7.00%)	0.13%	0.56%	Dec. 02, 2013
Cambria Foreign Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)	Cambria Foreign Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)	(14.14%)	0.62%	1.18%	Dec. 02, 2013
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(13.36%)	1.00%	1.42%	Dec. 02, 2013

Please retain this supplement for future reference.